One Financial Way
Cincinnati, Ohio 45242
[LOGO] NATIONAL SECURITY	Telephone: 513-794-6100

May 2, 2012

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-8629

Re:	National Security Life and Annuity Company

National Security Variable Account N (“Registrant”)

Post-Effective Amendment No. 2 to Form N-4 (File No. 333-164071; 811-10619)

Certification Under Rule 497(j)

Ladies and Gentlemen:

The Registrant of the above named registration statement hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on April 30, 2012.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Senior Associate Counsel